Segment Information Financial Information by Reportable Segments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Valuation Allowance for Impairment of Recognized Servicing Assets, Provisions	$ 30,135	$ 45,279	$ 39,455
Gain on Purchase of Business			0	68,056	0
Tygris Indemnification Asset, Write Offs		8,680	8,680	22,023	0
Goodwill			10,238	10,238	239
Banking And Wealth Management | Bank Of Florida
Segment Reporting Information [Line Items]
Goodwill			$ 9,999